Income tax benefit for the three months ended March 31, 2023 and 2022 differs from the amount that would result from applying Canadian tax rates to net loss before taxes. These differences result from the items noted below: (Details) - USD ($)
	3 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Dec. 31, 2022
Income Tax Disclosure [Abstract]
Income Tax Benefit Based On Canadian Tax Rates	$ 273,517	$ 386,347
[custom:IncomeTaxBenefitBasedOnCanadianTaxRatesPercentage]	25.00%	25.00%
Different Tax Rates On Foreign Subsidiaries	$ (43,330)	$ (63,621)
[custom:DifferentTaxRatesOnForeignSubsidiariesPercentage]	(4.00%)	(4.00%)
Nondeductible Expenses	$ (110)	$ (1,256)
[custom:NondeductibleExpensesPercentage]
Change In Valuation Allowance And Other	$ (230,077)	$ (321,470)
[custom:ChangeInValuationAllowanceAndOtherPercentage]	(21.00%)	(21.00%)
Income Tax Benefit	$ 0	$ 0
Deferred income tax assets
Net operating loss carry forwards	39,542,640		$ 39,298,070
Property, Plant and Equipment	2,129,380		2,129,038
Other	1,670,947		1,672,940
Total deferred income tax asset	43,342,967		43,100,048
Valuation allowance	(43,326,316)		(43,090,943)
Deferred income tax assets net of valuation allowance	16,651		9,105
Deferred income tax liabilities
Other	(16,651)		(9,105)
Net deferred income tax asset
Canadian Tax Loss Carryforward Expiring 2026	1,932,223
Canadian Tax Loss Carryforward Expiring 2027	3,585,953
Canadian Tax Loss Carryforward Expiring 2028	13,668,020
Canadian Tax Loss Carryforward Expiring 2029	12,953,284
Canadian Tax Loss Carryforward Expiring 2030	16,003,062
Canadian Tax Loss Carryforward Expiring 2031	17,919,724
Canadian Tax Loss Carryforward Expiring 2032	5,199,272
Canadian Tax Loss Carryforward Expiring 2033	7,558,671
Canadian Tax Loss Carryforward Expiring 2034	8,757,866
Canadian Tax Loss Carryforward Expiring 2035	12,501,208
Canadian Tax Loss Carryforward Expiring 2036	14,862,621
Canadian Tax Loss Carryforward Expiring 2037	11,208,455
Canadian Tax Loss Carryforward Expiring 2038	1,072,618
Canadian Tax Loss Carryforward Expiring 2039	2,795,550
Canadian Tax Loss Carryforward Expiring 2040	4,155,465
[custom:CanadianTaxLossCarryforwardExpiring2041-0]	15,042,299
[custom:CanadianTaxLossCarryforwardExpiring2042-0]	3,960,052
[custom:CanadianTaxLossCarryforwardExpiring2043-0]	838,094
[custom:UsTaxLossCarryforward-0]	4,947,767
Total Us Tax Loss Carryforward	4,947,767
Total Canadian Tax Loss Carryforward	$ 154,014,437